Duke Energy Holding Corp.
526 South Church Street
Charlotte, North Carolina 28202

January 31, 2006

VIA EDGAR AND HAND DELIVERY

H. Christopher Owings
Assistant Director
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.
20549-0303

Re:	Duke Energy Holding Corp. Registration Statement on Form S-4 File No. 333-126318

Dear Mr. Owings:

        Duke Energy Holding Corp. (the "Company"), pursuant to the provisions of Rule 461 promulgated under the Securities Act of 1933, as amended, hereby respectfully requests that effectiveness of the registration statement on Form S-4 (Commission File No. 333-126318) (as amended, the "Form S-4") filed by the Company in connection with the merger of Duke Energy Corporation and Cinergy Corp. be accelerated to, and that the Form S-4 be declared effective at, 11:00 a.m., eastern time, on February 2, 2006 or as soon thereafter as practicable.

        We hereby acknowledge that, should the Securities and Exchange Commission (the "Commission") or the staff of the Commission (the "Staff"), acting pursuant to designated authority, declare the Form S-4 effective, it does not foreclose the Commission from taking any action with respect to such Form S-4; that the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Form S-4 effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in such Form S-4; and that the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        Please do not hesitate to call me at (704) 382-8152 with any questions regarding the foregoing.

Very truly yours,
/s/ ROBERT T. LUCAS III
Robert T. Lucas III Assistant Secretary